Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-85.09%
Australia-1.55%
BHP Group Ltd.	947	$33,140
Canada-5.16%
Bitfarms Ltd.(b)	32,062	31,617
HIVE Blockchain Technologies Ltd.(b)(c)	10,183	35,233
Hut 8 Mining Corp.(b)(c)	22,644	43,703
		110,553
China-6.88%
Alibaba Group Holding Ltd., ADR(b)	286	31,517
Canaan, Inc., ADR(b)(c)	11,565	36,314
Meitu, Inc.(b)(d)	177,629	43,962
Meituan, B Shares(b)(d)	67	1,493
Tencent Holdings Ltd.	695	33,888
		147,174
Netherlands-1.50%
Shell PLC	1,095	32,117
Norway-1.47%
Aker ASA, Class A	436	31,466
South Korea-1.55%
Samsung Electronics Co. Ltd.	665	33,239
Taiwan-1.62%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	373	34,588
United States-65.36%
Accenture PLC, Class A	114	31,812
Advanced Micro Devices, Inc.(b)	457	34,344
Alphabet, Inc., Class A(b)	356	35,187
Amazon.com, Inc.(b)	340	35,064
Applied Digital Corp.(b)	14,719	45,629
Bakkt Holdings, Inc.(b)(c)	11,648	18,287
Bank of America Corp.	939	33,316
Block, Inc., Class A(b)	451	36,856
Cisco Systems, Inc.	661	32,171
Citigroup, Inc.	660	34,465
Cleanspark, Inc.(b)(c)	12,129	38,449
Coinbase Global, Inc., Class A(b)(c)	682	39,883
Galaxy Digital Holdings Ltd., (Acquired 10/15/2021 - 12/16/2022; Cost $52,937)(b)(c)(e)	8,282	31,779
Goldman Sachs Group, Inc. (The)	88	32,191
Honeywell International, Inc.	151	31,480
Intel Corp.	1,070	30,238
International Business Machines Corp.	222	29,910
Intuit, Inc.	82	34,659
JPMorgan Chase & Co.	232	32,471
Marathon Digital Holdings, Inc.(b)(c)	4,606	33,209
Mastercard, Inc., Class A	85	31,501
Meta Platforms, Inc., Class A(b)	236	35,157
	Shares	Value
United States-(continued)
Micron Technology, Inc.	565	$34,069
Microsoft Corp.	136	33,702
MicroStrategy, Inc., Class A(b)(c)	154	38,766
Nestle S.A.	265	32,224
NVIDIA Corp.	196	38,293
Oracle Corp.	365	32,288
PayPal Holdings, Inc.(b)	407	33,166
Phunware, Inc.(b)(c)	31,438	33,953
QUALCOMM, Inc.	266	35,434
Riot Platforms, Inc.(c)	5,266	33,018
salesforce.com, inc.(b)	216	36,282
Signature Bank	277	35,719
Silvergate Capital Corp., Class A(b)(c)	2,355	33,535
Tesla, Inc.(b)	262	45,384
Texas Instruments, Inc.	181	32,075
Verizon Communications, Inc.	774	32,175
Visa, Inc., Class A(c)	145	33,380
Walmart, Inc.	223	32,083
Wells Fargo & Co.	757	35,481
		1,399,085
Total Common Stocks & Other Equity Interests (Cost $1,904,716)		1,821,362
Mutual Fund-14.76%
United States-14.76%
Grayscale Bitcoin Trust BTC (Cost $574,195)	26,007	315,985
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $2,478,911)		2,137,347
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.26%
Invesco Private Government Fund, 4.36%(f)(g)(h)	83,245	83,245
Invesco Private Prime Fund, 4.59%(f)(g)(h)	221,924	221,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $305,236)		305,235
TOTAL INVESTMENTS IN SECURITIES-114.11% (Cost $2,784,147)		2,442,582
OTHER ASSETS LESS LIABILITIES-(14.11)%		(302,076)
NET ASSETS-100.00%		$2,140,506

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $45,455, which represented 2.12% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2023 represented 1.48% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$51,700	$(51,700)	$-	$-	$-	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	117,081	232,432	(266,268)	-	-	83,245	709*
Invesco Private Prime Fund	310,156	496,365	(584,609)	(3)	81	221,990	2,069*
Total	$427,237	$780,497	$(902,577)	$(3)	$81	$305,235	$2,800

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-85.44%
Canada-15.17%
Bitfarms Ltd.(b)	122,388	$120,687
HIVE Blockchain Technologies Ltd.(b)(c)	38,850	134,421
Hut 8 Mining Corp.(b)(c)	86,300	166,559
		421,667
China-7.02%
Canaan, Inc., ADR(b)(c)	44,164	138,675
Meitu, Inc.(b)(d)	126,876	31,401
Meituan, B Shares(b)(d)	47	1,047
Tencent Holdings Ltd.	496	24,185
		195,308
Norway-0.81%
Aker ASA, Class A	311	22,445
South Korea-0.85%
Samsung Electronics Co. Ltd.	474	23,692
Taiwan-0.90%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	270	25,037
United States-60.69%
Advanced Micro Devices, Inc.(b)	328	24,649
Alphabet, Inc., Class A(b)	254	25,105
Applied Digital Corp.(b)	56,214	174,263
Bakkt Holdings, Inc.(b)(c)	44,694	70,170
Block, Inc., Class A(b)(c)	1,723	140,804
Cleanspark, Inc.(b)(c)	46,306	146,790
Coinbase Global, Inc., Class A(b)(c)	2,595	151,756
Galaxy Digital Holdings Ltd., (Acquired 07/15/2022 - 01/20/2023; Cost $139,332)(b)(c)(e)	31,598	121,244
Goldman Sachs Group, Inc. (The)	63	23,046
JPMorgan Chase & Co.	166	23,233
Marathon Digital Holdings, Inc.(b)(c)	17,579	126,745
Meta Platforms, Inc., Class A(b)	171	25,474
Micron Technology, Inc.	408	24,602
Microsoft Corp.	95	23,542
MicroStrategy, Inc., Class A(b)(c)	589	148,269
NVIDIA Corp.	140	27,352
	Shares	Value
United States-(continued)
PayPal Holdings, Inc.(b)	294	$23,958
Phunware, Inc.(b)	22,544	24,347
Riot Platforms, Inc.(c)	20,096	126,002
Signature Bank	200	25,790
Silvergate Capital Corp., Class A(b)(c)	8,988	127,989
Tesla, Inc.(b)	187	32,392
Visa, Inc., Class A(c)	104	23,942
Wells Fargo & Co.	545	25,544
		1,687,008
Total Common Stocks & Other Equity Interests (Cost $2,371,848)		2,375,157
Mutual Fund-14.66%
United States-14.66%
Grayscale Bitcoin Trust BTC (Cost $814,205)	33,535	407,450
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $3,186,053)		2,782,607
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.09%
Invesco Private Government Fund, 4.36%(f)(g)(h)	215,817	215,817
Invesco Private Prime Fund, 4.59%(f)(g)(h)	592,622	592,799
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $808,623)		808,616
TOTAL INVESTMENTS IN SECURITIES-129.19% (Cost $3,994,676)		3,591,223
OTHER ASSETS LESS LIABILITIES-(29.19)%		(811,420)
NET ASSETS-100.00%		$2,779,803
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $32,448, which represented 1.17% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2023 represented 4.36% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$96,441	$(96,441)	$-	$-	$-	$28

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
January 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$221,063	$778,394	$(783,640)	$-	$-	$215,817	$1,712*
Invesco Private Prime Fund	641,624	1,118,536	(1,167,508)	(6)	153	592,799	5,289*
Total	$862,687	$1,993,371	$(2,047,589)	$(6)	$153	$808,616	$7,029

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,659,176	$162,186	$-	$1,821,362
Mutual Fund	315,985	-	-	315,985
Money Market Funds	-	305,235	-	305,235
Total Investments	$1,975,161	$467,421	$-	$2,442,582
Invesco Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,329,020	$46,137	$-	$2,375,157
Mutual Fund	407,450	-	-	407,450
Money Market Funds	-	808,616	-	808,616
Total Investments	$2,736,470	$854,753	$-	$3,591,223